AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 94.7%
Communication Services - 2.0%
Liberty Latin America, Ltd., Class C*	564,577	$4,143,995
Yelp, Inc.*,1	413,928	12,691,033

Total Communication Services		16,835,028
Consumer Discretionary - 5.0%
Asbury Automotive Group, Inc.*,1	54,160	9,296,022
Leslie's, Inc.*,1	291,296	4,416,047
Murphy USA, Inc.	79,788	22,688,516
Sleep Number Corp.*,1	142,299	6,411,993

Total Consumer Discretionary		42,812,578
Consumer Staples - 7.2%
BJ's Wholesale Club Holdings, Inc.*	481,348	32,587,260
Hostess Brands, Inc.*	373,213	8,442,078
Ingles Markets, Inc., Class A	181,756	17,350,428
Whole Earth Brands, Inc.*,1	679,808	3,657,367

Total Consumer Staples		62,037,133
Energy - 4.9%
Centennial Resource Development, Inc., Class A*	1,522,497	10,139,830
Evolution Petroleum Corp.	666,012	4,495,581
HF Sinclair Corp.	187,337	8,958,455
SM Energy Co.	319,509	13,189,332
World Fuel Services Corp.	202,515	5,613,716

Total Energy		42,396,914
Financials - 12.0%
American Equity Investment Life Holding Co.	558,631	20,982,180
Axis Capital Holdings, Ltd. (Bermuda)	342,914	17,313,728
Cannae Holdings, Inc.*,1	1,001,799	21,147,977
Genworth Financial, Inc., Class A*	3,586,030	15,240,628
White Mountains Insurance Group, Ltd.	22,412	27,778,105

Total Financials		102,462,618
Health Care - 9.6%
Computer Programs and Systems, Inc.*	466,037	15,733,409
Enovis Corp.*	63,045	3,765,047
Haemonetics Corp.*	114,778	7,975,923
Patterson Cos., Inc.	416,476	12,935,745
Pediatrix Medical Group, Inc.*,1	586,738	13,295,483
Premier, Inc., Class A	730,334	28,088,646

Total Health Care		81,794,253
Industrials - 34.5%
Air Transport Services Group, Inc.*	1,304,633	40,887,198
Alight, Inc., Class A*,1	1,570,467	11,841,321
Argan, Inc.	321,179	11,935,012
	Shares	Value

Armstrong World Industries, Inc.	236,101	$21,095,624
Atkore, Inc.*	194,770	19,334,818
Barrett Business Services, Inc.[1]	55,663	4,541,544
Comfort Systems USA, Inc.	251,138	26,535,241
CoreCivic, Inc.*,1	1,692,013	18,222,980
Esab Corp.	119,732	4,935,353
GMS, Inc.*	230,417	12,228,230
GrafTech International, Ltd.	523,612	4,031,812
Kelly Services, Inc., Class A	544,364	11,801,812
McGrath RentCorp	265,869	22,428,709
MSC Industrial Direct Co., Inc., Class A	88,244	7,294,249
Park Aerospace Corp.	711,075	8,675,115
SP Plus Corp.*	563,264	19,297,425
UniFirst Corp.	150,070	29,397,212
Univar Solutions, Inc.*	424,367	11,474,884
Viad Corp.*	293,710	9,918,587

Total Industrials		295,877,126
Information Technology - 13.4%
ACI Worldwide, Inc.*	636,735	18,166,050
Computer Services, Inc.	543,033	20,771,012
DXC Technology Co.*	439,868	13,899,829
ePlus, Inc.*	347,629	19,317,743
Ituran Location and Control, Ltd. (Israel)	371,437	9,434,500
NCR Corp.*	576,712	18,714,304
Vontier Corp.	567,677	14,646,067

Total Information Technology		114,949,505
Materials - 4.9%
Axalta Coating Systems, Ltd.*	658,784	16,614,532
Summit Materials, Inc., Class A*	425,492	11,705,285
TriMas Corp.	451,980	13,378,608

Total Materials		41,698,425
Real Estate - 0.5%
Newmark Group, Inc., Class A	372,012	4,240,937
Utilities - 0.7%
Southwest Gas Holdings, Inc.[1]	69,791	6,069,025

Total Common Stocks (Cost $636,234,991)		811,173,542

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 5.6%
Other Investment Companies - 5.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[2]	31,425,210	$31,425,210
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[2]	16,188,744	16,188,744

Total Short-Term Investments (Cost $47,613,954)		47,613,954
Value

Total Investments - 100.3% (Cost $683,848,945)	$858,787,496
Other Assets, less Liabilities - (0.3)%	(2,422,596)
Net Assets - 100.0%	$856,364,900

*	Non-income producing security.
[1]	Some of these securities, amounting to $19,311,232 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$811,173,542	—	—	$811,173,542
Short-Term Investments
Other Investment Companies	47,613,954	—	—	47,613,954
Total Investments in Securities	$858,787,496	—	—	$858,787,496

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$19,311,232	—	$19,746,489	$19,746,489
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-4.750%	10/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.